Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
In January 2022, the Company refinanced the Amended and Third Incremental Term Loans to update the Benchmark reference rate to Term SOFR from LIBOR and to have identical maturity dates of August 31, 2028 and borrowing margins as the Third Incremental Term Loans (see Note 8 “Debt”). The Company also amended its interest rate swaps index in conjunction with the term loan refinancing to incorporate Term SOFR (see Note 13 “Derivative Financial Instruments”).
Events and transactions occurring through the date of issuance of these financial statements have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or the notes to the Consolidated Financial Statements.